CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue from operations
Genetic testing services	$ 25,444	$ 189,254	$ 518,506
Less: cost of sales	(276,267)	(300,088)	(492,417)
Gross profit from operations	(250,823)	(110,834)	26,089
Selling and marketing expenses	(576,077)	(1,066,404)	(2,721,474)
General and administrative expenses	(3,830,198)	(3,015,818)	(3,109,530)
Laboratory, research and development costs	(2,360,762)	(2,210,498)	(2,366,334)
Finance costs	(20,031)	(28,843)	(31,995)
Foreign exchange gains reclassified on liquidation of subsidiary	0	527,049
Other gains (losses)	(407,482)
Impairment of intangible assets expenses			(544,694)
Non-operating income and expenses	1,019,769	441,476	344,112
Loss from operations before income tax	(6,425,604)	(5,463,872)	(8,403,826)
Loss for the year	(6,425,604)	(5,463,872)	(8,403,826)
Other comprehensive income/(loss)
Exchange gains/(losses) on translation of controlled foreign operations	23,668	(522,966)	(130,655)
Other comprehensive income/(loss) for the year, net of tax	23,668	(522,966)	(130,655)
Total comprehensive loss for the year	(6,401,936)	(5,986,838)	(8,534,481)
Total loss for the year is attributable to:
Owners of Genetic Technologies Limited	(6,425,604)	(5,463,872)	(8,403,826)
Loss for the year	(6,425,604)	(5,463,872)	(8,403,826)
Total comprehensive loss for the year is attributable to:
Owners of Genetic Technologies Limited	(6,401,936)	(5,986,838)	(8,534,481)
Total comprehensive loss for the year	$ (6,401,936)	$ (5,986,838)	$ (8,534,481)
Loss per share (cents per share)
Basic and diluted net loss per ordinary share	$ (0.24)	$ (0.22)	$ (0.40)
Weighted-average shares outstanding	2,635,454,870	2,435,282,724	2,121,638,888